UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08777

        Credit Suisse High Yield Bond Fund
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC
        466 Lexington Avenue, New York, New York 10017
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
        466 Lexington Avenue, New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:         212-875-3500

Date of fiscal year-end:            October 31st

Date of reporting period:          May 1, 2005 to July 31, 2005

Item 1. Schedule of Investments

Credit Suisse High Yield Bond Fund
Schedule of Investments
July 31, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (128.3%)
Aerospace (1.6%)
$ 1,000	BE Aerospace, Inc., Series B, Senior
	Subordinated Notes	(B- , Caa2)	03/01/08	8.000	$ 1,007,500
2,000	L-3 Communications Corp., Global
	Senior Subordinated Notes
	(Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	1,965,000
850	Sequa Corp., Series B, Senior Notes	(BB- , B1)	04/01/08	8.875	924,375

					3,896,875

Airlines (0.5%)
1,200	American Airlines, Inc., Series 01-2, Pass
	Thru Certificates §	(B , B1)	10/01/06	7.800	1,152,849

Automobile Manufacturing/Vehicle Parts (5.3%)
1,100	Accuride Corp., Global Company Guaranteed
	Notes (Callable 02/01/10 @ $104.25)	(B- , B3)	02/01/15	8.500	1,146,750
1,000	Autocam Corp., Global Senior Subordinated
	Notes (Callable 06/15/09 @ $105.44) §	(CCC+ , Caa2)	06/15/14	10.875	665,000
500	Cummins, Inc., Global Senior Notes
	(Callable 12/01/06 @ $104.75)	(BBB- , Ba2)	12/01/10	9.500	553,750
1,500	Delphi Corp., Global Notes	(CCC- , Ca)	06/15/06	6.550	1,479,375
500	Dura Operating Corp., Series D, Company
	Guaranteed Notes
	(Callable 10/03/05 @ $103.00) §	(CCC+ , Caa1)	05/01/09	9.000	427,500
2,550	General Motors Acceptance Corp., Global Notes	(BB , Baa2)	12/01/14	6.750	2,405,854
1,250	Goodyear Tire & Rubber Co., Rule 144A, Senior
	Notes (Callable 07/01/10 @ $104.50) ‡	(B- , B3)	07/01/15	9.000	1,281,250
1,700	Heafner Tire Group, Inc., Rule 144A, Senior
	Notes (Callable 04/01/09 @ $105.38) ‡	(CCC+ , Caa2)	04/01/13	10.750	1,666,000
1,200	Metaldyne Corp., Global Company Guaranteed
	Notes (Callable 06/15/07 @ $105.50) §	(CCC+ , Caa2)	06/15/12	11.000	894,000
900	Stanadyne Corp., Global Senior Subordinated
	Notes (Callable 08/15/09 @ $105.00)	(B- , Caa1)	08/15/14	10.000	900,000
800	Tenneco Automotive, Inc., Global Company
	Guaranteed Notes
	(Callable 11/15/09 @ $104.31) §	(B- , B3)	11/15/14	8.625	840,000
450	Visteon Corp., Global Senior Notes	(B- , B3)	08/01/10	8.250	437,625

					12,697,104

Broadband (0.9%)
750	Level 3 Communications, Inc., Senior Notes
	(Callable 05/01/06 @ $100.00) §	(CC , Ca)	05/01/08	9.125	620,625
750	Level 3 Financing, Inc., Global Company Guaranteed
	Notes (Callable 10/15/07 @ $105.38)	(CC , Caa1)	10/15/11	10.750	630,000
1,500	Primus Telecommunications Group, Inc., Global
	Senior Notes (Callable 01/15/09 @ $104.00) §	(CCC- , Caa1)	01/15/14	8.000	810,000

					2,060,625

Broadcast/Outdoor (2.3%)
600	Allbritton Communications Co., Global
	Senior Subordinated Notes
	(Callable 12/15/07 @ $103.88)	(B- , B3)	12/15/12	7.750	603,750
750	Emmis Communications Corp., Rule 144A, Senior
	Notes (Callable 12/15/05 @ $100.00) ‡#	(B- , B3)	06/15/12	9.314	754,687
500	Emmis Operating Co., Global Senior Subordinated
	Notes (Callable 05/15/08 @ $103.44)	(B- , B2)	05/15/12	6.875	502,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Broadcast/Outdoor
$ 1,000	Gray Television, Inc., Global Company Guaranteed
	Notes (Callable 12/15/06 @ $104.62)	(B- , Ba3)	12/15/11	9.250	$ 1,097,500
150	Interep National Radio Sales, Inc., Series B,
	Company Guaranteed Notes
	(Callable 10/13/05 @ $101.67)	(CC , Ca)	07/01/08	10.000	113,625
2,000	Paxson Communications Corp., Global
	Company Guaranteed Notes
	(Callable 01/15/06 @ $106.12) +	(CCC- , Caa1)	01/15/09	0.000	1,910,000
490	Young Broadcasting, Inc., Global
	Company Guaranteed Notes
	(Callable 03/01/06 @ $105.00) §	(CCC , Caa1)	03/01/11	10.000	465,500

					5,447,562

Building Products (4.2%)
1,300	Building Materials Corp., Global Secured Notes
	(Callable 08/01/09 @ $103.88)	(B+ , B2)	08/01/14	7.750	1,241,500
750	Compression Polymers Holding Corp.,
	Rule 144A, Senior Notes
	(Callable 07/01/09 @ $105.25) ‡§	(B- , B2)	07/01/13	10.500	761,250
600	Dayton Superior Corp., Company Guaranteed
	Notes (Callable 06/15/07 @ $102.17) §	(CCC , Caa3)	06/15/09	13.000	546,000
500	Dayton Superior Corp., Global Secured Notes
	(Callable 06/15/06 @ $105.62)	(B- , Caa1)	09/15/08	10.750	522,500
1,500	Goodman Global Holdings Co., Inc., Rule 144A,
	Senior Subordinated Notes
	(Callable 12/15/08 @ $103.94) ‡§	(B- , Caa1)	12/15/12	7.875	1,447,500
1,100	Interface, Inc., Global Senior Subordinated Notes
	(Callable 02/01/09 @ $104.75)	(CCC , Caa3)	02/01/14	9.500	1,133,000
750	Norcraft Holdings LP, Rule 144A, Senior Discount
	Notes (Callable 09/01/08 @ $104.88) ‡+	(B- , Caa1)	09/01/12	0.000	536,250
1,000	NTK Holdings, Inc., Rule 144A, Senior Discount
	Notes (Callable 09/01/09 @ $105.38) ‡+§	(CCC+ , Caa2)	03/01/14	0.000	575,000
1,000	Ply Gem Industries, Inc., Global Senior
	Subordinated Notes
	(Callable 02/15/08 @ $104.50)	(B- , B3)	02/15/12	9.000	880,000
1,250	RMCC Acquisition Co., Rule 144A, Senior
	Subordinated Notes
	(Callable 11/01/08 @ $104.75) ‡	(CCC+ , Caa1)	11/01/12	9.500	1,243,750
250	Texas Industries, Inc., Rule 144A, Senior Notes
	(Callable 07/15/09 @ $103.63) ‡	(BB- , Ba3)	07/15/13	7.250	265,000
1,350	Werner Holding Co., Inc., Series A,
	Company Guaranteed Notes
	(Callable 11/15/05 @ $100) §	(CCC- , Caa2)	11/15/07	10.000	945,000

					10,096,750

Cable (8.5%)
3,000	Adelphia Communications Corp.,
	Rule 144A, Secured Notes
	(Callable 02/15/08 @ $105.38) ‡ø	(NR , NR)	10/01/10	10.875	2,617,500
1,450	Atlantic Broadband Finance LLC, Rule 144A,
	Senior Subordinated Notes
	(Callable 01/15/09 @ $104.69) ‡§	(CCC+ , Caa1)	01/15/14	9.375	1,392,000
1,825	Cablevision Systems Corp., Series B, Global
	Senior Notes	(B+ , B3)	04/15/12	8.000	1,843,250
2,100	CCO Holdings LLC, Global Senior Notes
	(Callable 11/15/08 @ $104.38) §	(CCC- , B3)	11/15/13	8.750	2,110,500
3,650	Charter Communications Holdings LLC,
	Senior Discount Notes
	(Callable 04/01/06 @ $101.44) +§	(CCC- , Ca)	04/01/11	0.000	2,869,812
3,000	Charter Communications Holdings LLC, Senior
	Notes (Callable 04/01/06 @ $101.65)	(CCC- , Ca)	04/01/09	8.625	2,415,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Cable
$ 900	CSC Holdings, Inc., Rule 144A, Senior Notes ‡	(BB- , B1)	04/15/12	6.750	$ 873,000
85	CSC Holdings, Inc., Senior Notes	(BB- , B1)	07/15/08	7.250	86,488
750	CSC Holdings, Inc., Series B, Senior Notes §	(BB- , B1)	04/01/11	7.625	759,375
1,750	DIVA Systems Corp., Series B, Senior Discount
	Notes (Callable 10/03/05 @ $102.10) ø^	(NR , NR)	03/01/08	12.625	4,375
2,000	Insight Communications Company, Inc.,
	Senior Discount Notes
	(Callable 02/15/06 @ $106.12) +§	(CCC+ , Caa1)	02/15/11	0.000	2,045,000
200	Insight Midwest/Insight Capital, Senior Notes
	(Callable 10/01/05 @ $103.25) §	(B , B2)	10/01/09	9.750	207,750
500	Insight Midwest/Insight Capital Corp., Global Senior
	Notes (Callable 11/01/05 @ $105.25)	(B , B2)	11/01/10	10.500	532,500
2,500	Mediacom LLC Capital Corp., Senior Notes
	(Callable 01/15/06 @ $104.75) §	(B , B3)	01/15/13	9.500	2,568,750

					20,325,300

Capital Goods (1.8%)
1,000	Blount, Inc., Senior Subordinated Notes
	(Callable 08/01/08 @ $104.44)	(B , B3)	08/01/12	8.875	1,095,000
850	Case New Holland, Inc., Global Company
	Guaranteed Notes
	(Callable 08/01/07 @ $104.62)	(BB- , Ba3)	08/01/11	9.250	924,375
1,753	JII Holdings LLC, Global Secured Notes
	(Callable 01/01/06 @ $103.25)	(CCC- , Caa2)	04/01/07	13.000	1,533,438
650	Terex Corp., Global Company Guaranteed Notes
	(Callable 01/15/09 @ $103.69)	(B , B3)	01/15/14	7.375	685,750

					4,238,563

Chemicals (5.9%)
650	BCP Crystal Holdings Corp., Global
	Senior Subordinated Notes
	(Callable 06/15/09 @ $104.81)	(B- , B3)	06/15/14	9.625	737,750
750	Crompton Corp., Global Senior Notes
	(Callable 08/01/08 @ $104.94)	(BB+ , Ba1)	08/01/12	9.875	868,125
876	Crystal US Holdings, Series B, Global
	Senior Discount Notes
	(Callable 10/01/09 @ $105.25) +	(B- , Caa2)	10/01/14	0.000	635,100
1,000	Equistar Chemicals LP/ Equistar Funding Corp.,
	Global Company Guaranteed Notes	(BB- , B2)	09/01/08	10.125	1,105,000
227	Huntsman Company LLC, Global Company
	Guaranteed Notes (Callable 10/15/07 @ $105.81)	(BB- , B1)	10/15/10	11.625	267,860
773	Huntsman LLC, Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.75)	(B , B2)	07/15/12	11.500	904,410
1,450	IMC Global, Inc., Series B, Global
	Company Guaranteed Notes
	(Callable 06/01/06 @ $105.63)	(BB , Ba3)	06/01/11	11.250	1,609,500
1,200	KI Holdings, Inc., Global Senior Discount Notes
	(Callable 11/15/09 @ $104.94) +	(B- , Caa2)	11/15/14	0.000	762,000
1,000	Lyondell Chemical Co., Global Company
	Guaranteed Notes
	(Callable 06/01/08 @ $105.25)	(BB- , B1)	06/01/13	10.500	1,160,000
1,400	Lyondell Chemical Co., Global Company
	Guaranteed Notes
	(Callable 12/15/05 @ $104.75)	(BB- , B1)	12/15/08	9.500	1,492,750
800	Millennium America, Inc., Global Company
	Guaranteed Notes	(BB- , B1)	06/15/08	9.250	876,000
750	Nalco Co., Global Senior Notes
	(Callable 11/15/07 @ $103.88)	(B- , B2)	11/15/11	7.750	801,562
750	PolyOne Corp., Global Company Guaranteed
	Notes (Callable 05/15/07 @ $105.31)	(B+ , B3)	05/15/10	10.625	810,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Chemicals
$ 1,000	Resolution Performance Products LLC, Global
	Senior Subordinated Notes
	(Callable 11/15/05 @ $106.75) §	(B- , Caa2)	11/15/10	13.500	$ 1,085,000
832	Terra Capital, Inc., Global Secured Notes
	(Callable 06/01/07 @ $105.75)	(B- , B2)	06/01/10	11.500	963,040

					14,078,097

Commercial Services (0.1%)
250	FTI, Rule 144A, Senior Notes
	(Callable 06/15/09 @ $103.81) ‡	(B+ , Ba2)	06/15/13	7.625	250,000

Competitive Local Exchange Carrier (CLEC) (0.6%)
250	GCI, Inc., Global Senior Notes
	(Callable 02/15/09 @ $103.62)	(B+ , B2)	02/15/14	7.250	245,000
1,250	Time Warner Telecom Holdings, Inc., Rule 144A,
	Senior Notes (Callable 02/15/09 @ $104.63) ‡	(CCC+ , B2)	02/15/14	9.250	1,278,125

					1,523,125

Consumer Products/Tobacco (5.4%)
850	AAC Group Holding Corp., Rule 144A,
	Senior Discount Notes
	(Callable 10/01/08 @ $105.13) ‡+	(B- , Caa1)	10/01/12	0.000	618,375
500	Ames True Temper, Global Company Guaranteed
	Notes (Callable 01/15/07 @ $103.00) #	(B- , B3)	01/15/12	7.599	486,250
1,400	Ames True Temper, Global Senior Subordinated
	Notes (Callable 07/15/08 @ $105.00) §	(CCC , Caa1)	07/15/12	10.000	1,232,000
1,050	Amscan Holdings, Inc., Global Senior Subordinated
	Notes (Callable 05/01/09 @ $104.38)	(B- , B3)	05/01/14	8.750	976,500
1,000	Associated Materials, Inc., Global Senior Discount
	Notes (Callable 03/01/09 @ $105.62) +§	(CCC+ , Caa2)	03/01/14	0.000	640,000
1,000	Del Laboratories, Inc., Global Company Guaranteed
	Notes (Callable 02/01/08 @ $104.00) §	(CCC+ , Caa1)	02/01/12	8.000	815,000
3,097	Diamond Brands Operating Corp., Company
	Guaranteed Notes
	(Callable 04/15/06 @ $100.00) ø^	(NR , NR)	04/15/08	10.125	30,970
1,050	General Binding Corp., Company Guaranteed
	Notes (Callable 06/01/06 @ $100.00)	(B- , Caa1)	06/01/08	9.375	1,065,750
1,500	Johnsondiversey Holdings, Inc., Global Discount
	Notes (Callable 05/15/07 @ $105.34) +	(B , Caa1)	05/15/13	0.000	1,080,000
1,000	PCA LLC/PCA Finance Corp., Global Senior Notes	(CCC , Caa2)	08/01/09	11.875	730,000
1,300	Playtex Products, Inc., Global Company
	Guaranteed Notes
	(Callable 06/01/06 @ $104.69) §	(CCC+ , Caa2)	06/01/11	9.375	1,384,500
600	Prestige Brands, Inc., Global Senior Subordinated
	Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	615,000
500	Rayovac Corp., Global Senior Subordinated
	Notes (Callable 10/01/08 @ $104.25) §	(B- , B3)	10/01/13	8.500	530,000
750	Remington Arms Company, Inc., Global
	Company Guaranteed Notes
	(Callable 02/01/07 @ $105.25)	(CCC+ , B3)	02/01/11	10.500	738,750
500	Revlon Consumer Products Corp., Global Senior
	Notes (Callable 04/01/08 @ $104.75)	(CCC , Caa2)	04/01/11	9.500	486,250
1,250	Sealy Mattress Co., Global Senior Subordinated
	Notes (Callable 06/15/09 @ $104.13)	(B- , B3)	06/15/14	8.250	1,337,500

					12,766,845

Containers (3.7%)
1,100	Berry Plastics Corp., Global Company Guaranteed
	Notes (Callable 07/15/07 @ $105.38)	(B- , B3)	07/15/12	10.750	1,212,750
1,200	Constar International, Inc., Senior Subordinated
	Notes (Callable 12/01/07 @ $105.50) §	(CCC+ , Caa1)	12/01/12	11.000	972,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Containers
$ 650	Graham Packaging Co., Inc., Rule 144A,
	Senior Subordinated Notes
	(Callable 10/15/09 @ $104.94) ‡§	(CCC+ , Caa2)	10/15/14	9.875	$ 672,750
750	Graphic Packaging International Corp.,
	Global Senior Subordinated Notes
	(Callable 08/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	772,500
1,000	Intertape Polymer US, Inc., Global
	Senior Subordinated Notes
	(Callable 08/01/09 @ $104.25)	(B- , B3)	08/01/14	8.500	985,160
1,000	Owens-Brockway Glass Containers, Global
	Company Guaranteed Notes
	(Callable 02/15/06 @ $104.44)	(BB- , B1)	02/15/09	8.875	1,062,500
750	Owens-Brockway Glass Containers, Global
	Company Guaranteed Notes
	(Callable 05/15/08 @ $104.12)	(B , B2)	05/15/13	8.250	814,688
500	Pliant Corp., Company Guaranteed Notes
	(Callable 06/01/06 @ $106.50) §	(CCC+ , Caa2)	06/01/10	13.000	407,500
425	Pliant Corp., Rule 144A, Secured Notes
	(Callable 06/15/07 @ $111.62) ‡	(B- , B3)	06/15/09	11.625	462,721
500	Tekni-Plex, Inc., Series B, Company Guaranteed
	Notes (Callable 06/15/06 @ $106.38) §	(CCC- , Ca)	06/15/10	12.750	370,000
1,000	U.S. Can Corp., Global Company Guaranteed
	Notes (Callable 07/15/07 @ $105.44) §	(CCC+ , Caa2)	07/15/10	10.875	1,070,000

					8,802,569

Diversified Telecommunications (2.1%)
1,000	Hawaiian Telcom Communications, Inc.,
	Rule 144A, Notes
	(Callable 05/01/09 @ $104.88) ‡§	(B- , B3)	05/01/13	9.750	1,085,000
900	Qwest Corp., Global Senior Notes	(BB- , Ba3)	09/01/11	7.875	942,750
900	Qwest Corp., Notes	(BB- , Ba3)	11/15/08	5.625	892,125
1,339	Qwest Corp., Rule 144A, Senior Notes ‡§	(BB- , Ba3)	06/15/15	7.625	1,389,213
550	Qwest Services Corp., Global Secured Notes
	(Callable 12/15/06 @ $106.75) #	(B , Caa1)	12/15/10	13.500	635,250

					4,944,338

Electronics/Information/Data Technology (0.1%)
170	Ampex Corp., Secured Notes ^	(NR , NR)	08/15/08	12.000	170,129

Energy - Other (4.7%)
1,550	Dynegy Holdings, Inc., Rule 144A, Secured
	Notes (Callable 07/15/08 @ $105.06) ‡	(B- , B3)	07/15/13	10.125	1,774,750
250	Dynegy Holdings, Inc., Senior Notes §	(CCC+ , Caa2)	04/01/11	6.875	251,875
450	El Paso CGP Co., Notes	(B- , Caa1)	02/01/09	6.375	445,500
650	El Paso CGP Co., Notes	(B- , Caa1)	06/15/10	7.750	671,125
750	El Paso Corp., Senior Notes	(B- , Caa1)	05/15/11	7.000	765,000
1,000	El Paso Natural Gas, Series A, Global Senior
	Notes (Callable 08/01/07 @ $103.81)	(B , B1)	08/01/10	7.625	1,057,707
2,800	El Paso Production Holding Co., Global
	Company Guaranteed Notes
	(Callable 06/01/08 @ $103.88)	(B , B3)	06/01/13	7.750	2,985,500
450	Giant Industries, Inc., Company Guaranteed
	Notes (Callable 05/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	474,750
743	Giant Industries, Inc., Global Company
	Guaranteed Notes
	(Callable 05/15/07 @ $105.50)	(B- , B3)	05/15/12	11.000	843,305
500	Reliant Energy, Inc., Secured Notes
	(Callable 12/15/09 @ $103.38)	(B+ , B1)	12/15/14	6.750	495,000
1,050	Reliant Resources, Inc., Global Secured
	Notes (Callable 07/15/08 @ $104.75)	(B+ , B1)	07/15/13	9.500	1,173,375

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Other
$ 250	Williams Companies, Inc., Global Notes	(B+ , B1)	03/15/12	8.125	$ 288,750

					11,226,637

Environmental Services (1.9%)
600	Allied Waste North America, Inc., Rule 144A,
	Senior Notes (Callable 03/15/10 @ $103.63) ‡	(BB- , B2)	03/15/15	7.250	594,000
3,200	Allied Waste North America, Inc., Series B,
	Global Senior Notes
	(Callable 04/15/09 @ $103.69) §	(B+ , Caa1)	04/15/14	7.375	3,008,000
1,000	Waste Services, Inc., Rule 144A, Senior
	Subordinated Notes
	(Callable 04/15/09 @ $104.75) ‡§	(CCC , Ca)	04/15/14	9.500	1,005,000

					4,607,000

Finance - Other (2.1%)
500	Corrections Corporation of America, Senior Notes,
	(Callable 05/01/07 @ $103.75)	(BB- , B1)	05/01/11	7.500	521,250
1,150	E*TRADE Financial Corp., Global Senior Notes
	(Callable 06/15/08 @ $104.00)	(B+ , B1)	06/15/11	8.000	1,227,625
1,250	IAAI Finance Corp., Rule 144A, Senior Unsecured
	Notes (Callable 04/01/09 @ $105.50) ‡	(CCC+ , Caa1)	04/01/13	11.000	1,293,956
800	Senior Housing Properties Trust, Senior Notes	(BB+ , Ba2)	01/15/12	8.625	902,000
1,000	Trustreet Properties, Inc., Rule 144A, Senior
	Notes (Callable 04/01/10 @ $103.75) ‡	(B+ , B1)	04/01/15	7.500	1,032,500

					4,977,331

Food Processors/Beverage/Bottling (1.9%)
900	Bear Creek Corp., Rule 144A, Senior Notes
	(Callable 03/01/09 @ $104.50) ‡	(B- , B3)	03/01/13	9.000	895,500
177	Birds Eye Foods, Inc., Company Guaranteed Notes
	(Callable 11/01/05 @ $101.98)	(B- , B3)	11/01/08	11.875	183,195
500	Land O’ Lakes, Inc., Global Senior Notes
	(Callable 11/15/06 @ $104.38)	(B- , B3)	11/15/11	8.750	527,500
600	Le-Natures, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 06/15/08 @ $104.50) ‡#	(CCC+ , Caa1)	06/15/13	10.000	633,000
500	Pinnacle Foods Holding Corp., Global
	Senior Subordinated Notes
	(Callable 12/01/08 @ $104.13) §	(B- , B3)	12/01/13	8.250	457,500
850	Swift & Co., Global Senior Subordinated Notes
	(Callable 10/01/06 @ $106.25)	(B , B2)	01/01/10	12.500	954,125
800	Wornick Co., Global Secured Notes
	(Callable 07/15/08 @ $105.44)	(B+ , B2)	07/15/11	10.875	828,000

					4,478,820

Gaming (10.3%)
1,000	155 East Tropicana LLC, Rule 144A, Secured
	Notes (Callable 04/01/09 @ $104.38) ‡§	(B- , B3)	04/01/12	8.750	990,000
1,350	Ameristar Casinos, Inc., Global Company
	Guaranteed Notes (Callable 02/15/06 @ $105.38)	(B+ , B2)	02/15/09	10.750	1,468,125
1,500	Argosy Gaming Co., Global Senior Subordinated
	Notes (Callable 01/15/09 @ $103.50)	(B+ , B1)	01/15/14	7.000	1,659,375
1,350	Aztar Corp., Global Senior Subordinated Notes
	(Callable 08/15/06 @ $104.50) §	(B+ , Ba3)	08/15/11	9.000	1,464,750
1,200	Boyd Gaming Corp., Global Company Guaranteed
	Notes (Callable 08/01/05 @ $104.63)	(BB- , Ba3)	08/01/09	9.250	1,261,500
2,050	Chukchansi Economic Development Authority,
	Rule 144A, Senior Notes
	(Callable 10/01/06 @ $113.00) ‡	(NR , NR)	06/15/09	14.500	2,516,375
1,350	Circus Circus & Eldorado, Global First Mortgage
	(Callable 03/01/07 @ $105.06)	(B+ , B1)	03/01/12	10.125	1,437,750

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$ 2,100	Hard Rock Hotel, Inc., Global Notes
	(Callable 06/01/08 @ $104.44)	(B , B3)	06/01/13	8.875	$ 2,294,250
1,000	Herbst Gaming, Inc., Global Senior Subordinated
	Notes (Callable 06/01/08 @ $104.06) §	(B- , B3)	06/01/12	8.125	1,067,500
1,250	Inn of The Mountain Gods, Global Senior Notes
	(Callable 11/15/07 @ $106.00)	(B , B3)	11/15/10	12.000	1,448,438
900	Isle of Capri Casinos, Inc., Global Senior
	Subordinated Notes
	(Callable 03/01/09 @ $103.50)	(B , B2)	03/01/14	7.000	911,250
1,500	Majestic Star Casino LLC, Company Guaranteed
	Notes (Callable 10/15/07 @ $104.75)	(B , B2)	10/15/10	9.500	1,546,875
200	MGM Mirage, Company Guaranteed Notes	(BB , Ba2)	10/01/09	6.000	201,500
500	MGM Mirage, Company Guaranteed Notes	(BB , Ba2)	09/15/10	8.500	553,750
450	MGM Mirage, Company Guaranteed Notes §	(B+ , Ba3)	02/01/11	8.375	495,562
1,000	MGM Mirage, Global Senior Notes	(BB , Ba2)	09/01/12	6.750	1,040,000
250	MTR Gaming Group, Inc., Series B, Global
	Company Guaranteed Notes
	(Callable 04/01/07 @ $104.88)	(B+ , B2)	04/01/10	9.750	272,813
1,000	OED Corp., Global Company Guaranteed Notes
	(Callable 04/15/08 @ $104.38) §	(B , B2)	04/15/12	8.750	973,750
750	Riviera Holdings Corp., Global Company Guaranteed
	Notes (Callable 06/15/06 @ $105.50)	(B , B2)	06/15/10	11.000	826,875
450	Station Casinos, Inc., Rule 144A, Senior
	Subordinated Notes
	(Callable 03/01/09 @ $102.58) ‡	(B+ , NR)	03/01/16	6.875	465,750
350	Waterford Gaming LLC, Rule 144A, Senior Notes
	(Callable 09/15/08 @ $103.55) ‡	(B+ , B1)	09/15/12	8.625	374,500
250	Wheeling Island Gaming, Inc., Global Company
	Guaranteed Notes (Callable 12/15/05 @ $105.06)	(B+ , B3)	12/15/09	10.125	266,250
452	Windsor Woodmont Black Hawk, Series B, First
	Mortgage Notes ø^	(NR , NR)	03/15/05	13.000	34,740
1,000	Wynn Las Vegas LLC, Global First Mortgage
	Notes (Callable 12/01/09 @ $103.31)	(B+ , B2)	12/01/14	6.625	978,750

					24,550,428

Healthcare Facilities/Supplies (5.6%)
500	AMR/EmCare Holding Co., Rule 144A,
	Senior Subordinated Notes
	(Callable 02/15/10 @ $105.00) ‡	(B- , Caa1)	02/15/15	10.000	537,500
1,800	CDRV Investors, Inc., Global Senior Discount
	Notes (Callable 01/01/10 @ $104.81) +	(B- , Caa2)	01/01/15	0.000	927,000
1,000	Concentra Operating Corp., Global Company
	Guaranteed Notes
	(Callable 08/15/07 @ $104.75)	(B- , B3)	08/15/10	9.500	1,070,000
250	DaVita, Inc., Rule 144A, Senior Subordinated
	Notes (Callable 03/15/10 @ $103.63) ‡§	(B , B3)	03/15/15	7.250	260,000
1,000	Extendicare Health Services, Inc., Senior
	Subordinated Notes
	(Callable 05/01/09 @ $103.44)	(B- , B2)	05/01/14	6.875	1,000,000
500	Fisher Scientific International, Inc., Rule 144A,
	Senior Subordinated Notes
	(Callable 07/01/10 @ $103.06) ‡	(BB+ , Ba3)	07/01/15	6.125	505,000
500	Hanger Orthopedic Group, Inc., Company
	Guaranteed Global Notes
	(Callable 02/15/06 @ $105.19) §	(CCC+ , B3)	02/15/09	10.375	507,500
717	Magellan Health Services, Inc., Series A, Senior
	Notes (Callable 11/15/05 @ $104.69)	(B+ , B3)	11/15/08	9.375	763,002
1,000	Medquest, Inc., Series B, Global Company
	Guaranteed Notes
	(Callable 08/15/07 @ $105.94)	(CCC+ , Caa1)	08/15/12	11.875	980,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Healthcare Facilities/Supplies
$ 1,500	MQ Associates, Inc., Global Senior Discount
	Notes (Callable 08/15/08 @ $109.00) +	(CCC+ , Caa2)	08/15/12	0.000	$ 810,000
750	Tenet Healthcare Corp., Global Senior Notes	(B , B3)	07/01/14	9.875	806,250
500	Tenet Healthcare Corp., Rule 144A, Senior
	Notes ‡	(B , B3)	02/01/15	9.250	517,500
1,740	Triad Hospitals, Inc., Senior Notes
	(Callable 05/15/08 @ $103.50)	(B+ , B2)	05/15/12	7.000	1,827,000
1,000	Triad Hospitals, Inc., Senior Subordinated Notes
	(Callable 11/15/08 @ $103.50)	(B , B3)	11/15/13	7.000	1,035,000
750	Universal Hospital Services, Inc., Global Senior
	Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	776,250
1,000	Vanguard Health Holding Company LLC, Global
	Senior Subordinated Notes
	(Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	1,092,500

					13,414,502

Home Builders (2.8%)
650	D. R. Horton, Inc., Company Guaranteed Notes	(BB+ , Ba1)	01/15/16	5.625	647,715
900	KB Home, Senior Notes	(BB+ , Ba1)	06/15/15	6.250	925,431
1,775	KB Home, Senior Subordinated Notes	(BB- , Ba2)	12/15/08	8.625	1,943,013
350	Technical Olympic USA, Inc., Global Senior
	Subordinated Notes	(B- , B2)	01/15/15	7.500	323,750
700	Toll Corp., Senior Subordinated Notes
	(Callable 12/01/06 @ $104.12)	(BB+ , Ba2)	12/01/11	8.250	757,750
1,000	WCI Communities, Inc., Global Company
	Guaranteed Notes
	(Callable 05/01/07 @ $104.56)	(B+ , Ba3)	05/01/12	9.125	1,062,500
1,000	William Lyon Homes, Inc., Company Guaranteed
	Notes (Callable 04/01/08 @ $105.38)	(B , B2)	04/01/13	10.750	1,112,500

					6,772,659

Industrial - Other (1.5%)
1,000	Altra Industrial Motion, Inc., Rule 144A, Secured
	Notes (Callable 12/01/08 @ $104.50) ‡	(CCC+ , B3)	12/01/11	9.000	950,000
1,000	Amsted Industries, Inc., Rule 144A, Senior Notes
	(Callable 10/15/07 @ $105.12) ‡	(B , B3)	10/15/11	10.250	1,085,000
450	Amtrol, Inc., Senior Subordinated Notes §	(CCC- , Caa3)	12/31/06	10.625	405,000
200	Coleman Cable, Inc., Rule 144A, Senior Notes
	(Callable 10/01/08 @ $104.94) ‡	(B- , B3)	10/01/12	9.875	179,000
1,000	Polypore, Inc., Global Senior Subordinated Notes
	(Callable 05/15/08 @ $104.38)	(CCC+ , Caa1)	05/15/12	8.750	972,500

					3,591,500

Leisure (3.1%)
1,300	Affinity Group, Inc., Global Senior Subordinated
	Notes (Callable 02/15/08 @ $105.44)	(B- , Caa1)	02/15/12	10.875	1,274,000
2,000	AMC Entertainment, Inc., Global Senior
	Subordinated Notes
	(Callable 03/01/09 @ $104.00) §	(CCC+ , B3)	03/01/14	8.000	1,850,000
250	Bally Total Fitness Holding Corp., Global Senior
	Notes (Callable 07/15/07 @ $105.25)	(CCC- , Caa1)	07/15/11	10.500	255,000
561	Bluegreen Corp., Series B, Company Guaranteed
	Notes (Callable 04/01/06 @ $100.00)	(B- , B3)	04/01/08	10.500	569,415
1,150	Cinemark, Inc., Senior Discount Notes
	(Callable 03/15/09 @ $104.88) +	(B- , Caa1)	03/15/14	0.000	799,250
1,000	Icon Health & Fitness, Inc., Global Company
	Guaranteed Notes
	(Callable 04/01/07 @ $105.62)	(CCC- , Caa3)	04/01/12	11.250	785,000
950	Six Flags, Inc., Global Senior Notes
	(Callable 02/01/06 @ $104.44) §	(CCC , Caa1)	02/01/10	8.875	942,875

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Leisure
$ 1,050	Six Flags, Inc., Global Senior Notes
	(Callable 06/01/09 @ $104.81) §	(CCC , Caa1)	06/01/14	9.625	$ 1,025,062

					7,500,602

Lodging (0.6%)
500	Host Marriott LP, Global Senior Notes
	(Callable 11/01/08 @ 103.56) §	(B+ , Ba3)	11/01/13	7.125	524,375
890	John Q. Hammons Hotels, Series B, Global Notes,
	First Mortgage (Callable 05/15/07 @ $104.44)	(B , B2)	05/15/12	8.875	980,113

					1,504,488

Metals & Mining (3.9%)
1,000	AK Steel Corp., Global Company Guaranteed Notes
	(Callable 06/15/07 @ $103.88) §	(B+ , B1)	06/15/12	7.750	935,000
1,000	Aleris International, Inc., Global Company
	Guaranteed Notes
	(Callable 11/15/09 @ $104.50)	(B- , NR)	11/15/14	9.000	1,052,500
1,600	Alpha Natural Resources LLC, Global Company
	Guaranteed Notes
	(Callable 06/01/08 @ $105.00) #	(B- , B3)	06/01/12	10.000	1,784,000
1,000	Edgen Acquisition Corp., Rule 144A, Secured
	Notes (Callable 02/01/08 @ $104.94) ‡	(B- , B3)	02/01/11	9.875	995,000
750	International Steel Group, Inc., Global Senior
	Notes	(BB , Ba2)	04/15/14	6.500	750,000
600	Metallurg, Inc., Series B, Company Guaranteed
	Notes (Callable 12/01/05 @ $100.00)	(CCC , Caa2)	12/01/07	11.000	591,000
725	Southern Peru Copper Corp., Rule 144A, Notes ‡	(BBB- , Ba1)	07/27/35	7.500	719,967
1,000	UCAR Finance, Inc., Global Company Guaranteed
	Notes (Callable 02/15/07 @ $105.12)	(B- , B2)	02/15/12	10.250	1,077,500
750	WCI Steel, Inc., Series B, Senior Secured Notes ø	(NR , NR)	12/01/49	10.000	498,750
1,000	Wise Metals Group LLC, Global Secured Notes
	(Callable 05/15/08 @ $105.13) §	(CCC+ , B2)	05/15/12	10.250	935,000

					9,338,717

Paper & Forest Products (3.7%)
1,000	Appleton Papers, Inc., Series B, Senior
	Subordinated Notes
	(Callable 06/15/09 @ $104.88) §	(B+ , B3)	06/15/14	9.750	965,000
1,000	Caraustar Industries, Inc., Global Company
	Guaranteed Notes
	(Callable 04/01/06 @ $105.25) §	(B- , Caa1)	04/01/11	9.875	1,022,500
1,000	Cellu Tissue Holdings, Secured Notes
	(Callable 03/15/07 @ $107.31)	(B , B2)	03/15/10	9.750	1,020,000
1,200	Georgia-Pacific Corp., Global Company Guaranteed
	Notes	(BB+ , Ba2)	02/01/10	8.875	1,356,000
1,300	Georgia-Pacific Corp., Global Company Guaranteed
	Notes (Callable 02/01/08 @ $104.69)	(BB+ , Ba2)	02/01/13	9.375	1,475,500
750	Georgia-Pacific Corp., Global Senior Notes	(BB+ , Ba3)	01/15/24	8.000	858,750
2,250	Newark Group, Inc., Global Senior Subordinated
	Notes (Callable 03/15/09 @ $104.88)	(B- , Caa1)	03/15/14	9.750	2,081,250

					8,779,000

Publishing (3.9%)
1,250	CBD Media Holdings, Global Senior Notes
	(Callable 07/15/08 @ $104.63)	(CCC+ , Caa2)	07/15/12	9.250	1,297,812
800	Dex Media West LLC, Global Senior Notes
	(Callable 11/15/08 @ $102.94) §	(B , B1)	11/15/11	5.875	796,000
500	Dex Media, Inc., Global Discount Notes
	(Callable 11/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	412,500
1,500	Dex Media, Inc., Global Discount Notes
	(Callable 11/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	1,237,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Publishing
$ 400	Dex Media, Inc., Global Notes
	(Callable 11/15/08 @ $104.00)	(B , B3)	11/15/13	8.000	$ 430,000
1,200	Haights Cross Operating Co., Global
	Company Guaranteed Notes
	(Callable 08/15/08 @ $105.88)	(CCC , Caa1)	08/15/11	11.750	1,321,500
1,000	Houghton Mifflin Co., Global Senior Discount
	Notes (Callable 10/15/08 @ $105.75) +§	(B- , Caa2)	10/15/13	11.500	790,000
350	Houghton Mifflin Co., Global Senior Notes
	(Callable 02/01/07 @ $104.12)	(B- , B3)	02/01/11	8.250	369,688
500	Morris Publishing Group LLC, Global Company
	Guaranteed Notes (Callable 08/01/08 @ $103.50)	(B+ , Ba3)	08/01/13	7.000	498,125
500	PRIMEDIA, Inc., Global Senior Notes
	(Callable 05/15/08 @ $104.00)	(B , B2)	05/15/13	8.000	511,250
1,000	Sheridan Acquisition Corp., Global Secured Notes
	(Callable 08/15/07 @ $105.12)	(B , B1)	08/15/11	10.250	1,051,250
500	WDAC Subsidiary Corp., Rule 144A, Senior Notes
	(Callable 12/01/09 @ $104.19) ‡§	(CCC+ , Caa1)	12/01/14	8.375	491,250

					9,206,875

Restaurants (2.6%)
600	Buffets, Inc., Global Senior Subordinated Notes
	(Callable 07/15/06 @ $105.62)	(CCC , B3)	07/15/10	11.250	609,000
1,350	Denny’s Corp., Global Company Guaranteed Notes
	(Callable 10/01/08 @ $105.00) §	(CCC+ , Caa1)	10/01/12	10.000	1,451,250
750	El Pollo Loco, Inc., Global Secured Notes
	(Callable 12/15/06 @ $104.63)	(B- , B2)	12/15/09	9.250	800,625
250	Friendly Ice Cream Corp., Global Senior Notes
	(Callable 06/15/08 @ $104.19)	(B- , B2)	06/15/12	8.375	246,250
1,000	O’Charleys, Inc., Global Senior Subordinated
	Notes (Callable 11/01/08 @ $104.50) §	(B , Ba3)	11/01/13	9.000	1,087,500
1,044	RomaCorp, Inc., Senior Notes ^	(NR , NR)	12/31/08	10.500	522,044
550	Sbarro, Inc., Company Guaranteed Senior Notes
	(Callable 09/15/05 @ $103.67)	(CCC+ , Caa2)	09/15/09	11.000	559,625
1,000	Uno Restaurant Corp., Rule 144A, Senior Notes
	(Callable 02/15/08 @ $110.00) ‡§	(B- , B3)	02/15/11	10.000	970,000

					6,246,294

Retail-Food & Drug (3.2%)
625	Delhaize America, Inc., Global Company
	Guaranteed Notes	(BB+ , Ba1)	04/15/11	8.125	700,154
1,750	Duane Reade, Inc., Global Senior Subordinated
	Notes (Callable 08/01/08 @ $104.88)	(CCC- , Caa3)	08/01/11	9.750	1,373,750
600	General Nutrition Center, Global Company
	Guaranteed Notes (Callable 01/15/08 @ $104.31)	(B- , B3)	01/15/11	8.625	573,000
1,010	Great Atlantic & Pacific Tea Co., Inc., Senior
	Notes (Callable 12/15/06 @ $104.56)	(B- , Caa1)	12/15/11	9.125	1,111,000
1,000	Gregg Appliances, Inc., Rule 144A, Senior Notes
	(Callable 02/01/09 @ $104.50) ‡	(B , B2)	02/01/13	9.000	972,500
1,000	Pathmark Stores, Inc., Global Company
	Guaranteed Notes
	(Callable 02/01/07 @ $104.38)	(CCC+ , Caa1)	02/01/12	8.750	998,750
1,000	Rite Aid Corp., Global Company Guaranteed
	Notes (Callable 01/15/10 @ $103.75)	(B+ , B2)	01/15/15	7.500	977,500
500	Roundy’s, Inc., Series B, Global Company
	Guaranteed Notes
	(Callable 06/15/07 @ $104.44) §	(B , B2)	06/15/12	8.875	532,500
450	Stater Brothers Holdings, Inc., Global Senior Notes
	(Callable 06/15/08 @ $104.06)	(BB- , B1)	06/15/12	8.125	456,750

					7,695,904

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Retail Stores (2.8%)
$ 700	Asbury Automotive Group, Inc., Global
	Company Guaranteed Notes
	(Callable 06/15/07 @ $104.50) §	(B , B3)	06/15/12	9.000	$ 731,500
1,000	CSK Auto, Inc., Global Company Guaranteed
	Notes (Callable 01/15/09 @ $103.50)	(B- , B2)	01/15/14	7.000	967,500
500	Finlay Fine Jewelry Corp., Global Senior Notes
	(Callable 06/01/08 @ $104.19)	(B+ , B2)	06/01/12	8.375	470,000
1,100	JC Penney Company, Inc., Series MTNA, Notes	(BB+ , Ba1)	10/15/15	6.875	1,196,871
500	Keystone Automotive Operations, Inc.,
	Global Senior Subordinated Notes
	(Callable 11/01/08 @ $104.88)	(B- , B3)	11/01/13	9.750	512,500
500	Nebraska Book Company, Inc., Global
	Senior Subordinated Notes
	(Callable 03/15/08 @ $104.31)	(CCC+ , Caa1)	03/15/12	8.625	478,750
1,400	Southern States Cooperative, Inc., Rule 144A,
	Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , B3)	11/01/10	10.500	1,400,000
750	United Auto Group, Inc., Global Company
	Guaranteed Notes
	(Callable 03/15/07 @ $104.81)	(B , B3)	03/15/12	9.625	811,875

					6,568,996

Satellite (0.9%)
1,000	Echostar DBS Corp., Global Company
	Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	997,500
1,000	PanAmSat Corp., Global Company Guaranteed
	Notes (Callable 08/15/09 @ $104.50)	(B+ , B1)	08/15/14	9.000	1,110,000

					2,107,500

Secondary Oil & Gas Producers (1.8%)
700	Chesapeake Energy Corp., Rule 144A, Senior
	Notes (Callable 07/15/10 @ $103.13) ‡	(BB- , Ba3)	01/15/18	6.250	694,750
1,093	Chesapeake Energy Corp., Senior Notes
	(Callable 01/15/09 @ $103.44) §	(BB- , Ba3)	01/15/16	6.875	1,139,452
1,150	Kerr-McGee Corp., Company Guaranteed Notes	(BB+ , Ba3)	09/15/11	6.875	1,237,836
423	Magnum Hunter Resources, Inc., Global
	Company Guaranteed Notes
	(Callable 03/15/07 @ $104.80)	(B+ , B2)	03/15/12	9.600	471,645
200	Range Resources Corp., Global Company
	Guaranteed Notes
	(Callable 03/15/10 @ $103.19)	(B , B3)	03/15/15	6.375	202,000
600	Whiting Petroleum Corp., Global
	Senior Subordinated Notes
	(Callable 05/01/08 @ $103.63)	(B- , B2)	05/01/12	7.250	613,500

					4,359,183

Services-Other (7.3%)
1,500	Advanstar Communications, Inc., Global Secured
	Notes (Callable 02/15/08 @ $105.38)	(B- , B3)	08/15/10	10.750	1,710,000
1,250	Allied Security Escrow, Global Senior Subordinated
	Notes (Callable 07/15/08 @ $105.69)	(B- , Caa1)	07/15/11	11.375	1,243,750
1,150	American Color Graphics, Global Notes
	(Callable 06/15/07 @ $105.00) §	(CCC , Caa3)	06/15/10	10.000	822,250
400	Diamond Triumph Auto Glass, Inc., Company
	Guaranteed Notes
	(Callable 04/01/06 @ $100.00)	(B- , Caa1)	04/01/08	9.250	291,000
1,000	DynCorp International, Rule 144A, Senior
	Subordinated Notes
	(Callable 02/15/09 @ $104.75) ‡	(B- , Caa1)	02/15/13	9.500	997,500
1,000	HydroChem Industrial Services, Inc., Rule 144A,
	Senior Subordinated Notes
	(Callable 02/15/09 @ $104.63) ‡	(B- , Caa1)	02/15/13	9.250	945,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Services-Other
$ 1,000	Integrated Alarm Services Group, Inc.,
	Rule 144A, Secured Notes
	(Callable 11/15/08 @ $106.00) ‡	(B- , B3)	11/15/11	12.000	$ 1,035,000
750	Iron Mountain, Inc., Company Guaranteed Notes
	(Callable 04/01/06 @ $104.31)	(B , Caa1)	04/01/13	8.625	791,250
980	La Petite Academy, Inc., Series B, Company
	Guaranteed Notes
	(Callable 05/15/05 @ $101.67) §	(CC , Ca)	05/15/08	10.000	940,187
750	Language Line, Inc., Global Senior Notes
	(Callable 06/15/08 @ $105.56)	(CCC+ , Caa1)	06/15/12	11.125	716,250
1,000	Mortons Restaurant Group, Inc., Global Secured
	Notes (Callable 07/01/07 @ $105.30) §	(B- , B2)	07/01/10	7.500	1,000,000
1,000	Muzak LLC/Muzak Finance Corp., Global Senior
	Notes (Callable 02/15/06 @ $105.00)	(CCC- , Caa2)	02/15/09	10.000	898,750
1,000	National Beef Packing Company LLC, Global
	Senior Notes (Callable 08/01/07 @ $105.25)	(B- , B3)	08/01/11	10.500	1,070,000
500	Rent-A-Center, Inc., Series B, Global Company
	Guaranteed Notes
	(Callable 05/01/06 @ $103.75)	(BB- , B1)	05/01/10	7.500	513,750
500	SunGard Data Systems, Inc., Rule 144A,
	Senior Subordinated Notes
	(Callable 08/15/10 @ $105.13) ‡	(B- , Caa1)	08/15/15	10.250	520,625
440	United Rentals North America, Inc., Global
	Company Guaranteed Notes
	(Callable 02/15/08 @ $103.25)	(BB- , B2)	02/15/12	6.500	430,100
1,000	United Rentals North America, Inc., Global
	Senior Subordinated Notes
	(Callable 02/15/09 @ $103.50) §	(B+ , B3)	02/15/14	7.000	947,500
2,000	United Rentals North America, Inc., Global
	Senior Subordinated Notes
	(Callable 11/15/08 @ $103.88) §	(B+ , B3)	11/15/13	7.750	1,960,000
975	WMG Holdings Corp., Rule 144A, Senior Discount
	Notes (Callable 12/15/09 @ $104.75) ‡+	(B- , Caa2)	12/15/14	0.000	692,250

					17,525,162

Technology (3.6%)
1,000	Advanced Micro Devices, Inc., Global Senior Notes
	(Callable 11/01/08 @ $103.88) §	(B- , B3)	11/01/12	7.750	1,017,500
1,400	Amkor Technology, Inc., Global Senior Notes
	(Callable 05/15/08 @ $103.88) §	(B- , B3)	05/15/13	7.750	1,197,000
1,000	Itron, Inc., Global Senior Subordinated Notes
	(Callable 05/15/08 @ $103.88)	(B , B2)	05/15/12	7.750	1,042,500
950	Lucent Technologies, Inc., Notes	(B , B1)	07/15/06	7.250	977,312
800	Lucent Technologies, Inc., Notes §	(B , B1)	11/15/08	5.500	806,000
1,000	Sanmina-SCI Corp., Global Company Guaranteed
	Notes (Callable 01/15/07 @ $105.19)	(BB- , Ba2)	01/15/10	10.375	1,115,000
1,000	Viasystems, Inc., Global Senior Subordinated
	Notes (Callable 01/15/08 @ $105.25)	(CCC+ , Caa2)	01/15/11	10.500	985,000
1,350	Xerox Corp., Senior Notes
	(Callable 06/15/08 @ $103.81)	(BB- , Ba2)	06/15/13	7.625	1,447,875

					8,588,187

Textile/Apparel/Shoe Manufacturing (2.8%)
2,797	BGF Industries, Inc., Series B, Senior
	Subordinated Notes
	(Callable 01/15/06 @ $101.75)	(CCC- , Ca)	01/15/09	10.250	2,797,000
1,000	Levi Strauss & Co., Global Senior Notes
	(Callable 01/15/10 @ $104.88)	(B- , Caa3)	01/15/15	9.750	1,055,000
1,200	Levi Strauss & Co., Global Senior Notes
	(Callable 12/15/07 @ $106.12)	(B- , Caa3)	12/15/12	12.250	1,353,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Textile/Apparel/Shoe Manufacturing
$ 400	Phillips-Van Heusen Corp., Global Senior Notes
	(Callable 02/15/09 @ $103.62)	(BB , B2)	02/15/11	7.250	$ 423,000
950	Propex Fabrics, Inc., Global Company Guaranteed
	Notes (Callable 12/01/08 @ $105.00)	(B- , Caa1)	12/01/12	10.000	921,500

					6,549,500

Tower (0.8%)
1,000	American Tower Corp., Global Senior Notes
	(Callable 10/15/08 @ $103.56)	(BB- , B3)	10/15/12	7.125	1,060,000
1,018	SBA Telecommunications, Inc., Global
	Senior Discount Notes
	(Callable 12/15/07 @ $104.88) +	(B- , B3)	12/15/11	0.000	939,105

					1,999,105

Transportation/Other (0.3%)
1,000	H-Lines Finance Holding Corp., Rule 144A,
	Senior Discount Notes
	(Callable 04/01/08 @ $105.50) ‡+	(NR , Caa2)	04/01/13	0.000	810,000

Utilities (6.4%)
1,000	AES Corp., Rule 144A, Secured Notes
	(Callable 05/15/08 @ $104.50) ‡	(B+ , Ba3)	05/15/15	9.000	1,120,000
1,000	Allegheny Energy Supply Company LLC, Global
	Notes §	(B , Ba3)	03/15/11	7.800	1,097,500
1,100	Aquila, Inc., Senior Notes	(B- , B2)	11/15/09	7.625	1,149,500
2,250	Calpine Corp., Rule 144A, Secured Notes
	(Callable 07/15/08 @ $104.38) ‡§	(B- , NR)	07/15/13	8.750	1,687,500
1,000	Calpine Corp., Senior Notes §	(CCC , Caa3)	02/15/11	8.500	700,000
2,500	Calpine Generating Company LLC, Global Secured
	Notes (Callable 04/01/08 @ $103.50) #	(B- , B3)	04/01/12	9.090	2,543,750
1,000	CMS Energy Corp., Global Senior Notes	(B+ , B1)	07/15/08	8.900	1,095,000
1,000	CMS Energy Corp., Global Senior Notes	(B+ , B1)	08/01/10	7.750	1,085,000
350	Edison Mission Energy, Global Senior Notes	(B+ , B1)	08/15/08	10.000	392,000
1,300	Edison Mission Energy, Senior Notes	(B+ , B1)	06/15/09	7.730	1,378,000
1,000	Midwest Generation LLC, Global Secured Notes
	(Callable 05/01/09 @ $104.38)	(B , B1)	05/01/34	8.750	1,125,000
1,100	Mirant Corp., Rule 144A, Senior Notes ‡ø	(NR , NR)	07/15/49	7.400	1,039,500
225	NRG Energy, Inc., Rule 144A, Secured Notes
	(Callable 12/15/08 @ $104.00) ‡	(B , B1)	12/15/13	8.000	241,875
500	Sierra Pacific Resources, Global Senior Notes
	(Callable 03/15/09 @ $104.31)	(B- , B2)	03/15/14	8.625	556,250

					15,210,875

Wireless (6.8%)
450	AirGate PCS, Inc., Rule 144A, Secured Notes
	(Callable 01/01/06 @ $104.69) ‡§	(CCC , Caa1)	09/01/09	9.375	477,456
600	AirGate PCS, Inc., Secured Note
	(Callable 01/01/06 @ $104.69) §	(CCC , Caa1)	09/01/09	9.375	636,750
800	American Cellular Corp., Series B, Global Senior
	Notes (Callable 08/01/07 @ $105.00)	(B- , Caa1)	08/01/11	10.000	842,000
650	Centennial Communications Corp., Global
	Company Guaranteed Notes
	(Callable 06/15/08 @ $105.06)	(CCC , B3)	06/15/13	10.125	735,312
1,950	Centennial Communications Corp., Global Senior
	Notes (Callable 02/01/09 @ $104.06) #	(CCC , B3)	02/01/14	8.125	2,101,125
170	Dobson Cellular Systems, Global Secured Notes
	(Callable 11/01/08 @ $104.94)	(CCC , B3)	11/01/12	9.875	188,913
1,150	Dobson Communications Corp., Global Senior
	Notes (Callable 10/01/08 @ $104.44)	(CCC , Ca)	10/01/13	8.875	1,152,875
750	Horizon PCS, Inc., Global Company Guaranteed
	Notes (Callable 07/15/08 @ $105.69)	(CCC , B3)	07/15/12	11.375	855,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Wireless
$ 850	IPCS, Inc., Global Senior Notes
	(Callable 05/01/08 @ $105.75) §	(CCC , B3)	05/01/12	11.500	$ 969,000
500	Nextel Communications, Inc., Senior Notes
	(Callable 08/01/08 @ $103.69)	(A- , Baa2)	08/01/15	7.375	541,250
1,100	Nextel Partners, Inc., Global Senior Notes
	(Callable 07/01/07 @ $104.06) §	(BB- , Ba3)	07/01/11	8.125	1,205,875
1,250	Rural Cellular Corp., Global Senior Subordinated
	Notes (Callable 01/15/06 @ $104.88) §	(CCC , Caa2)	01/15/10	9.750	1,251,563
2,000	Triton PCS, Inc., Global Company Guaranteed
	Notes (Callable 06/01/08 @ $104.25) §	(CCC- , Caa1)	06/01/13	8.500	1,850,000
2,000	Ubiquitel Operating Co., Global Senior Notes
	(Callable 03/01/07 @ $107.41)	(CCC , Caa1)	03/01/11	9.875	2,242,500
1,000	Western Wireless Corp., Global Senior Notes
	(Callable 07/15/08 @ $104.62)	(A , A2)	07/15/13	9.250	1,145,000

					16,194,619

TOTAL U.S. CORPORATE BONDS (Cost $302,248,457)					306,254,615

FOREIGN CORPORATE BONDS (11.3%)
Automobile Manufacturing/Vehicle Parts (0.4%)
800	Bombardier Recreational Products, Global
	Senior Subordinated Notes
	(Callable 12/15/08 @ $104.19) (Canada)	(B , B3)	12/15/13	8.375	868,000

Broadband (0.7%)
1,000	Call-Net Enterprises, Inc., Yankee Company
	Guaranteed Notes
	(Callable 01/01/06 @ $105.31) (Canada)	(BB , B3)	12/31/08	10.625	1,081,250
650	Global Crossing Finance, Rule 144A, Company
	Guaranteed Global Notes
	(Callable 12/15/06 @ 105.38)
	(United Kingdom) ‡	(B- , Caa1)	12/15/14	10.750	601,250

					1,682,500

Building Products (0.3%)
1,250	Maax Holdings, Inc., Rule 144A, Senior
	Discount Notes (Callable 12/15/08 @ $105.62)
	(Canada) ‡+	(CCC+ , Caa1)	12/15/12	0.000	631,250

Cable (0.9%)
1,000	Kabel Deutschland GmbH, Rule 144A, Senior
	Notes (Callable 07/01/09 @ $105.31)
	(Germany) ‡	(B- , B2)	07/01/14	10.625	1,110,000
1,350	Telenet Group Holding NV, Rule 144A, Senior
	Notes (Callable 12/15/08 @ $105.75)
	(Belgium) ‡+	(CCC+ , Caa2)	06/15/14	11.500	1,093,500

					2,203,500

Chemicals (1.0%)
1,000	Acetex Corp., Global Senior Notes
	(Callable 08/19/05 @ $105.44) (Canada)	(NR , NR)	08/01/09	10.875	1,060,000
1,250	Rhodia SA, Global Senior Notes (France)	(CCC+ , B3)	06/01/10	10.250	1,353,125

					2,413,125

Containers (0.6%)
1,250	Crown European Holdings SA, Global Secured
	Notes (Callable 03/01/07 @ $104.75) (France)	(B+ , B1)	03/01/11	9.500	1,381,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Electronics/Information/Data Technology (0.1%)
$ 250	Celestica, Inc., Senior Subordinated Notes
	(Callable 07/01/08 @ $103.94) (Canada) §	(B , B2)	07/01/11	7.875	$ 258,750

Food Processors/Beverage/Bottling (0.5%)
1,000	Burns Philp Capital Property, Ltd., Global Company
	Guaranteed Notes (Callable 07/15/07 @ $104.88)
	(Australia)	(B , B3)	07/15/12	9.750	1,095,000

Gaming (0.3%)
750	Kerzner International, Ltd., Global Company
	Guaranteed Notes (Callable 08/15/06 @ $104.44)
	(Bahamas)	(B , B2)	08/15/11	8.875	806,250

Industrial - Other (0.0%)
1,021	International Utility Structures, Inc., Yankee
	Senior Subordinated Notes
	(Callable 02/01/06 @ $100.00)
	(Canada) ø^	(NR , NR)	02/01/08	10.750	10,205

Leisure (0.4%)
1,000	NCL Corporation, Ltd., Rule 144A, Senior Notes
	(Callable 07/15/09 @ $105.31) (Bermuda) ‡#	(B+ , B2)	07/15/14	11.625	1,070,000

Metals & Mining (0.8%)
1,000	Gerdau Ameristeel Corp., Global Senior Notes
	(Callable 07/15/07 @ $105.38) (Canada)	(BB- , Ba3)	07/15/11	10.375	1,110,000
650	Ispat Inland ULC, Global Secured Notes
	(Callable 04/01/09 @ $104.88) (Canada)	(BBB+ , Ba1)	04/01/14	9.750	770,250

					1,880,250

Paper & Forest Products (1.8%)
600	Abitibi-Consolidated, Inc., Global Notes (Canada)	(BB- , Ba3)	06/15/11	7.750	615,000
400	Abitibi-Consolidated, Inc., Yankee Senior Notes
	(Canada) §	(BB- , Ba3)	04/01/15	8.375	418,000
750	Fraser Papers, Inc., Rule 144A, Senior Notes
	(Callable 03/15/10 @ $104.38) (Canada) ‡	(B , B3)	03/15/15	8.750	675,000
750	JSG Funding PLC, Global Senior Notes
	(Callable 10/01/07 @ $104.81) (Ireland)	(B- , B3)	10/01/12	9.625	761,250
1,000	JSG Funding PLC, Global Senior Subordinated
	Notes (Callable 01/31/10 @ $103.88)
	(Ireland) §	(NR , Caa1)	04/01/15	7.750	855,000
1,200	Tembec Industries, Inc., Yankee Company
	Guaranteed Notes (Callable 10/03/05 @ $102.88)
	(Canada) §	(B , B3)	06/30/09	8.625	1,023,000

					4,347,250

Retail-Food & Drug (0.4%)
1,000	Jean Coutu Group (PJC), Inc., Global Senior
	Subordinated Notes (Callable 08/01/09 @ $104.25)
	(Canada)	(B , B3)	08/01/14	8.500	996,250

Satellite (1.0%)
1,000	Intelsat Bermuda, Ltd., Rule 144A, Senior Notes
	(Callable 07/15/06 @ $102.00) (Bermuda) ‡#	(B+ , B2)	01/15/12	9.695	1,025,000
1,700	New Asat, Ltd., Global Company Guaranteed Notes
	(Callable 02/01/08 @ $104.63)
	(Cayman Islands)	(B- , B3)	02/01/11	9.250	1,436,500

					2,461,500

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Technology (0.7%)
$ 750	Danka Business Systems PLC, Global Senior
	Notes (Callable 06/15/07 @ $105.50)
	(United Kingdom)	(B , B3)	06/15/10	11.000	$ 596,250
1,000	Flextronics International, Ltd., Global
	Senior Subordinated Notes
	(Callable 11/15/09 @ $103.13) (Singapore)	(BB- , Ba2)	11/15/14	6.250	995,000

					1,591,250

Transportation/Other (0.8%)
445	Sea Containers, Ltd., Series B, Yankee Senior
	Notes (Bermuda)	(B , B3)	02/15/08	7.875	440,550
1,100	Ship Finance International, Ltd., Global Senior
	Notes (Callable 12/15/08 @ $104.25)
	(Bermuda)	(B , B1)	12/15/13	8.500	1,058,750
500	Titan Petrochemicals Group, Ltd., Rule 144A,
	Company Guaranteed Notes (Bermuda) ‡	(B+ , B1)	03/18/12	8.500	472,500

					1,971,800

Wireless (0.6%)
750	Millicom International Cellular SA, Global Senior
	Notes (Callable 12/01/08 @ $105.00)
	(Luxembourg) #	(B- , B3)	12/01/13	10.000	780,000
500	Rogers Wireless Communications, Inc., Global
	Secured Notes (Canada)	(BB , Ba3)	03/15/15	7.500	548,750

					1,328,750

TOTAL FOREIGN CORPORATE BONDS (Cost $27,296,965)					26,996,880

Number of
Shares

COMMON STOCKS (1.1%)
Automobile Manufacturing/Vehicle Parts (0.0%)
774,557	Cambridge Industries Liquidating Trust ^*				7,746

Chemicals (0.1%)
4,893	Huntsman Corp. *				113,958

Diversified Telecommunications (0.3%)
233,772	Versatel Telecom International NV *				621,853

Food Processors/Beverage/Bottling (0.4%)
1,291	Archibald Candy Corp. ^*				0
845	Crunch Equity Holdings, Class A *				1,035,086

					1,035,086

Wireless (0.3%)
99,764	Dobson Communications Corp., Class A *				703,336

TOTAL COMMON STOCKS (Cost $2,949,016)					2,481,979

WARRANTS (0.0%)
Broadband (0.0%)
6,750	GT Group Telecom, Inc., Rule 144A, strike
	price $0.00, expires 02/01/10 ‡^*				0
5,980	Ono Finance PLC, expires 05/31/09 *				60

					60

Number of
Shares		Value

WARRANTS
Diversified Telecommunications (0.0%)
3,000	Versatel Telecom International NV, strike price $2.81,
	expires 05/15/08 *	$ 62,982

Gaming (0.0%)
106	Windsor Woodmont Black Hawk, strike price $0.01,
	expires 03/15/10 ^*	0

Restaurants (0.0%)
336	New World Restaurant Group, Inc., strike price $13.00,
	expires 06/20/06 *	3

Technology (0.0%)
5,000	Asat Finance LLC, Rule 144A, strike price $18.60,
	expires 11/01/06 ‡*	625
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10 ^*	2,043

		2,668

TOTAL WARRANTS (Cost $3,938,143)		65,713

REPURCHASE AGREEMENTS (21.8%)
2,341,527	Bear Stearns & Co., 2.48%,
	Dated 07/31/05, due 08/01/05,
	proceeds at maturity $2,342,012,
	(fully collateralized by
	U.S. Treasury Strips, due 08/15/20,
	FNMA, due 10/25/31,
	Market Value of collateral
	is $2,410,022), §§	2,341,527
42,761,944	Bear Stearns & Co., 3.31%,
	Dated 07/31/05, due 08/01/05,
	proceeds at maturity $42,773,748,
	(fully collateralized by
	FNMA, due 10/25/31,
	FHLMC, due 06/15/31,
	GNMA, due 03/20/32,
	FHLMC, due 02/15/32,
	FNMA, due 08/25/32,
	FNMA, due01/01/33,
	Market Value of collareral
	is $43,840,057), §§	42,761,944
7,004,120	Bear Stearns & Co., 3.25%,
	Dated 07/31/05, due 08/01/05,
	proceeds at maturity $7,006,017,
	(fully collateralized by
	U.S. Treasury Strips, due 08/15/20,
	FHLMC, due 05/15/28,
	FNMA, due 11/25/30,
	FNMA, due 12/25/31,
	FNMA, due 11/25/31,
	FNMA, due 01/18/32,
	FNMA, due 10/25/31,
	Market Value of collateral
	is $7,171,134), §§	7,004,120

TOTAL REPURCHASE AGREEMENTS (Cost $52,107,591)		52,107,591

SHORT-TERM INVESTMENTS (12.6%)
15,000,000	Dreyfus Cash Management, Class A, Institutional
	Shares §§	15,000,000
15,000,000	Dreyfus Cash Management Plus, Inc., Institutional
	Shares §§	15,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $30,000,000)		30,000,000

TOTAL INVESTMENTS AT VALUE (175.1%) (Cost $418,540,172)		417,906,778

LIABILITIES IN EXCESS OF OTHER ASSETS (-75.1%)		(179,230,277)

NET ASSETS (100.0%)		$ 238,676,501

INVESTMENT ABBREVIATIONS MTNA = Medium Term Notes Series A NR = Not Rated

†	Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s
Investors Service, Inc. (“Moody’s”) are unaudited.
‡	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, these securities amounted to $57,268,001 or 23.99% of net assets.
+	Step Bond — The interest stated is as of July 31, 2005 and will reset at a future date.
ø	Bond in default.
^	Not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the
Board of Trustees.
#	Variable rate obligations – The interest rate shown is the rate as of July 31, 2005.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Portfolio valuation: Fixed-income securities (other than short-term obligations, but including listed issues) are valued based on prices obtained by one or more independent pricing services approved by the Board of Trustees. Pricing services use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Securities (other than fixed-income securities) for which the principal market is one or more securities exchanges are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded. If a securities exchange is not the principal market for a security, such security will, if market quotations are readily available, be valued at the closing bid price in the over-the-counter market (or the last sale price in the case of securities reported on the NASDAQ national market system for which any sales occurred during the day). Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not reflect an investment’s fair value.

Federal Income Tax Cost - At July 31, 2005, the identified cost for federal income tax purposes, as well as the gross unreal-
ized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from invest-
ments were $418,540,172, $16,001,281, $(16,634,675) and $(633,394), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange
Commission – http://www.sec.gov.

Item 2. Controls and Procedures.

    (a)  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

    (b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

  The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        Credit Suisse High Yield Bond Fund

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name: Steven Plump
Title: Chief Executive Officer
Date:  September 29, 2005

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date:  September 29, 2005